Organization and Business Background - Repurchase of Securities (Details) - shares	1 Months Ended
	Aug. 31, 2014	Oct. 31, 2013	Sep. 30, 2013	Aug. 31, 2013	Jun. 30, 2013	Jan. 31, 2013	Jun. 30, 2012	Feb. 29, 2012
Organization and Business Background
Total number of publicly held warrants purchased as part of the publicly announced repurchase plans	547,600	0	0	5,000	80,000	0	0	0
Total number of ordinary shares purchased as part of the publicly announced repurchase plans	0	586,010	73,990	0	94,100	600,000	60,675	4,000
Total number of units purchased as part of the publicly announced repurchase plans (in units)	0	0	0	0	0	0	0	0